FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Fair value as defined under GAAP is an exit price, representing the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include:
•Level 1:    Observable inputs such as quoted prices in active markets.
•Level 2: Inputs other than quotes prices in active markets that are either directly or indirectly observable.
•Level 3: Unobservable inputs of little or no market data exists, therefore requiring an entity to develop its own assumptions.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Plan’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.
The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Mutual Funds: Mutual funds are reported at fair value utilizing Level 1 inputs, determined by quoted prices on nationally recognized exchanges. Level 1 investments include mutual funds. Mutual funds are publicly traded investments and are valued daily at the closing price reported on the active market on which the funds are traded.
Common Stock of MVB Financial Corp: Common stock of MVBF is reported at fair value utilizing Level 1 inputs. The fair value of the common stock of MVBF is determined by the closing price reported on NASDAQ.
Common/Collective Trusts: The investments held in common/collective trusts are valued at the net asset value (“NAV”) per unit of the underlying funds. The NAV is used as the practical expedient to estimate fair value and therefore, investments recorded at NAV are not categorized in the fair value hierarchy. NAV of the collective trust is calculated daily. Participants’ redemptions of the common/collective trusts are permitted daily with no other restrictions, five-day notice period, and there are no unfunded commitments.
The following tables set forth by level within the fair value hierarchy the Plan’s assets accounted for at fair value on a recurring basis as of December 31, 2025 and 2024:

	Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
MVB Financial Corp. common stock	$326,625	$—	$—	$326,625
Mutual Funds	45,952,998	—	—	45,952,998
Total assets in the fair value hierarchy	$46,279,623	$—	$—	$46,279,623

Investments measured at NAV (a)				192,753

Investments at fair value				$46,472,376

(a) Certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

	Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
MVB Financial Corp. common stock	$235,604	$—	$—	$235,604
Mutual Funds	40,100,162	—	—	40,100,162
Investments at fair value	$40,335,766	$—	$—	$40,335,766

Investments measured at NAV (a)				304,455

Investments at fair value				$40,640,221
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Investments measured using NAV per share practical expedient

The following table summarizes investments for which fair value is measured using NAV per share practical expedient as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	December 31, 2025
	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
DFA US Small Cap Value	$192,753	N/A	Daily	Five days

	December 31, 2024
	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
DFA US Small Cap Value	$304,455	N/A	Daily	Five days